Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract 1]
Summary of fair value of the subscription rights

The fair value of the subscription rights granted is calculated, for recognition of share-based compensation expenses, using the Black-Scholes option pricing model, applying the following assumptions:

	Year Ended December 31,
	2022	2021	2020
Exercise price (NOK)	1.03 – 2.08	2.38 – 3.10	1.10 – 1.80
Weighted average exercise price per share	1.54	2.53	1.62
Weighted average share price at date of grant	1.42	2.45	1.42
Expected term (years)	4.45	4.62	4.77
Weighted average term (years)	3.27	3.35	2.96
Share price volatility (percent)	72 – 100	85 – 112	78 – 113
Risk-free interest rate	2.653%	0.983%	0.354%
Expected dividend payment	-	-	-
Forfeiture	None	None	None

Summary of incentive subscription rights

	Number of Subscription Rights	Weighted Average Exercise Price (NOK)
Outstanding as of December 31, 2020	56,344,093	1.66
Granted	21,885,200	2.53
Exercised	(1,767,879)	1.33
Forfeited	(3,165,015)	1.97
Expired	(1,540,000)	5.22
Outstanding as of December 31, 2021	71,756,399	1.84
Granted	19,342,900	1.54
Exercised	(930,184)	0.29
Forfeited	(8,987,484)	2.25
Expired	(75,000)	8.42
Outstanding as of December 31, 2022	81,106,631	1.74

Summary of outstanding and vested incentive subscription rights

Composition of outstanding and exercisable subscription rights at December 31, 2022

Outstanding Subscription Rights					Vested (Exercisable) Subscription Rights
Exercise Price (in NOK)	Number of Subscription Rights Outstanding	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)	Weighted Average Remaining Time to Vest (Years)	Number of Vested Subscription Rights	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)
0.00 - 0.49	3,486,882	0.15	1.36	0.00	3,486,882	0.15	1.35
0.50 - 0.99	720,800	0.71	1.36	0.22	515,600	0.71	0.97
1.00 - 1.49	16,507,000	1.14	3.34	1.48	2,759,850	1.11	0.68
1.50 - 1.99	36,300,174	1.70	2.15	0.16	24,589,220	1.70	1.42
2.00 - 2.49	17,218,050	2.28	3.37	1.27	2,732,625	2.40	0.87
2.50 - 2.99	5,412,900	2.65	3.37	1.34	1,353,225	2.65	0.84
3.00 - 4.99	960,825	3.34	1.96	0.48	479,200	3.52	0.79
5.00 - 9.99	500,000	5.10	0.36	0.00	500,000	5.10	0.35
Total	81,106,631	1.74	2.68	0.74	36,416,602	1.65	1.27

Composition of outstanding and exercisable subscription rights at December 31, 2021

Outstanding Subscription Rights					Vested (Exercisable) Subscription Rights
Exercise Price (in NOK)	Number of Subscription Rights Outstanding	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)	Weighted Average Remaining Time to Vest (Years)	Number of Vested Subscription Rights	Weighted Average Exercise Price (NOK)	Weighted Average Remaining Term (Years)
0.00 - 0.50	4,330,366	0.15	2.36	0.04	2,165,186	0.15	2.36
0.50 - 1.00	720,800	0.71	2.36	1.29	310,400	0.71	2.36
1.00 - 1.50	5,542,500	1.11	2.36	1.04	1,385,625	1.11	2.36
1.50 - 2.00	38,760,433	1.70	3.14	0.96	14,045,131	1.69	3.14
2.00 - 3.00	20,588,700	2.51	4.24	2.04	—	—	4.24
3.00 - 5.00	1,238,600	3.29	3.05	1.32	175,775	3.94	3.05
5.00 - 10.00	575,000	5.53	1.23	0.00	575,000	5.53	1.23
Total	71,756,399	1.84	3.32	1.22	18,657,117	1.59	3.32

Schedule of employee stock purchase plan cost calculation parameters

ESPP cost calculation parameters	September 1, 2022	March 1, 2022	September 1, 2021
Expected contribution amount (NOK 1,000)	2,025	2,307	3,009
Share price on start date (NOK per share)	0.83	1.96	2.65
Share price volatility	68%	66%	64%
Risk-free interest rate	2.82%	0.95%	0.25%
Expected dividend payment	—	—	—
Expected number of shares	2,854,899	1,385,049	1,335,810
Share-based compensation cost per expected share	0.32	0.75	1.01